Accounts Receivable	12 Months Ended
Mar. 31, 2022
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

4. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at March 31, 2022 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $44,579 as at March 31, 2022 (2021 - $35,639) is warranted. During the year ended March 31, 2022 $43,261 (2021 - nil) in accounts receivable associated with one customer was written down due to an increase in credit risk.